Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

The Company evaluated all events or transactions that occurred after September 30, 2023. During this period, the Company did not have any material recognizable subsequent events required to be disclosed other than the following:

●	On October 1, 2023, the Company entered into Conversion Agreements with each of the convertible noteholders to convert their respective notes into shares of Class B Preferred Stock. Pursuant to the Conversion Agreements, each noteholder agreed to receive one share of Class B Preferred Stock for each $2.00 of principal and unpaid interest accrued through the closing date of the Conversion Agreement. As of the closing date of the Conversion Agreement, and each of them, no portion of any of the Notes had been converted into shares of the Company’s common stock.

●	On October 1, 2023, the Company terminated the License Agreement for LPI, Smiles, Divatrim, and Amarose; however, the Company maintained its license for NZT-48 with LPI.

●	On October 23, 2023, the Company filed a Certificate of Designation with the Secretary of State of the State of Delaware designating 5,000,000 shares of Class B Preferred Stock, as amended on November 9, 2023, to increase the designation to 11,000,000. The holders of the Class B Preferred Stock are entitled to a liquidation preference senior to common stock and junior to the Class A Preferred Stock at a liquidation price of $3.00 per share of Class B Preferred Stock. The Class B Preferred Stock also has conversion rights, whereby each share of Class B Preferred Stock is convertible into two shares of Common Stock in the discretion of the holder, subject to beneficial ownership limitations. The holders of the Class B Preferred Stock have no voting rights, unless otherwise provided for in its Certificate of Designation or by law.

●	On October 23, 2023, pursuant to the Conversion Agreements, the Company planned to issue an aggregate of 10,349,097 shares of Class B Preferred Stock before the completion of this offering and extinguish $9,675,000 of convertible debt including accumulated interest as of October 23, 2023 in the amount of $674,097.

Note 9 – Subsequent Events

The Company evaluated all events or transactions that occurred after December 31, 2022. During this period, the Company did not have any material recognizable subsequent events required to be disclosed other than the following:

●	On June 1, 2023, the Company agreed to a settlement of a debt in the amount of $1,167,011 and interest payable of $47,188 owed by the Company to Emblaze, a related party, under two Loan Authorization and Agreements dated April 1, 2022 and December 31, 2022, in the principal amounts of $237,610 and $929,401, respectively, and interest payable of $10,012 and $37,176, respectively, as part of the Vybe Sales Agreement with Emblaze.

●	May 16, 2023 – $150,000 (Loan Payable to Shareholder) - On May 16, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $150,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $150,000.

●	May 18, 2023 – $50,000 (Loan Payable to Shareholder) – On May 18, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $50,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $50,000.

●	June 5, 2023 – $150,000 (Loan Payable to Shareholder) – On June 5, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $150,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $150,000.

●	September 30, 2023 – $138,817 (Loan Payable to Shareholder) – On September 30, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $138,817 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $138,817.

●	Funding Commitment Agreement – On June 3, 2023, the Company entered into a Funding Commitment Agreement (the “Funding Commitment”) with its Chief Executive Officer and Chairman of the Board of Directors, Jaspreet Mathur, wherein Mr. Mathur committed to provide up to $1,000,000 of working capital to the Company over the next six months. Mr. Mathur agreed to the Funding Commitment in exchange for a one year convertible promissory note for each drawdown amount advanced to the Company with an annual interest rate of 10% and a balloon payment of principal and interest due at maturity, unless Mr. Mathur elects to convert the outstanding principal and interest into Class B Preferred Stock of the Company at the conversion price of $1.50 per share; provided, however, Mr. Mathur may only covert each note within the term of the Funding Commitment, in the event of the occurrence of the earlier of a public offering of securities of the Company pursuant to a registration statement filed with the SEC and declared effective pursuant to the Securities Act of 1933, upon completion of which the Company has a class of stock registered under the Securities Exchange Act of 1934 and that stock is listed on a national stock exchange, or a liquidation, merger, acquisition, sale of voting control or sale of substantially all of the assets of the Company in which the shareholders of the Company do not own a majority of the outstanding shares of the surviving corporation. For the avoidance of doubt, a national stock exchange includes Nasdaq, NYSE, and NYSE American, but excludes any over-the-counter quotation systems or trading platforms. As of September 30, 2023, the balance of the Funding Commitment was $1,000,000.

●	On October 1, 2023, the Company entered into Conversion Agreements with each of the convertible noteholders to convert their respective notes into shares of Class B Preferred Stock. Pursuant to the Conversion Agreements, each noteholder agreed to receive one share of Class B Preferred Stock for each $2.00 of principal and unpaid interest accrued through the closing date of the Conversion Agreement. As of the closing date of the Conversion Agreement, and each of them, no portion of any of the Notes had been converted into shares of the Company’s common stock.

●	On October 1, 2023, the Company terminated the License Agreement for LPI, Smiles, Divatrim, and Amarose; however, the Company maintained its license for NZT-48 with LPI.

●	On October 23, 2023, the Company filed a Certificate of Designation with the Secretary of State of the State of Delaware designating 5,000,000 shares of Class B Preferred Stock, as amended on November 9, 2023, to increase the designation to 11,000,000. The holders of the Class B Preferred Stock are entitled to a liquidation preference senior to common stock and junior to the Class A Preferred Stock at a liquidation price of $3.00 per share of Class B Preferred Stock. The Class B Preferred Stock also has conversion rights, whereby each share of Class B Preferred Stock is convertible into two shares of Common Stock in the discretion of the holder, subject to beneficial ownership limitations. The holders of the Class B Preferred Stock have no voting rights, unless otherwise provided for in its Certificate of Designation or by law.

●	On October 23, 2023, pursuant to the Conversion Agreements, the Company planned to issue an aggregate of 10,349,097 shares of Class B Preferred Stock before completion of this offering and extinguish $9,675,000 of convertible debt including accumulated interest as of October 23, 2023 in the amount of $674,097.